Accounts and notes receivable, net - Accounts and notes receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts and notes receivable, net
Accounts and notes receivable	¥ 4,011,265		¥ 2,944,355
Allowance for credit losses	(723,655)		(692,722)	¥ (650,888)	¥ (556,360)
Accounts and notes receivable, net	¥ 3,287,610	$ 463,050	¥ 2,251,633